Property and equipment, net - Schedule of property and equipment, net (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	¥ 128,219,329		¥ 127,361,965
Less: accumulated depreciation	(90,427,641)		(88,452,500)
Property and equipment, net	37,791,688	$ 5,791,830	38,909,465
Computer and transmission equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	96,712,005		91,375,589
Leasehold improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	24,726,231		29,237,111
Furniture and office equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	6,370,893		6,339,065
Motor vehicles [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	¥ 410,200		¥ 410,200